Subsequent Events - Additional Information (Detail) - Subsequent Event [Member] - Aframax Oil Tanker [Member] - USD ($) $ in Millions		1 Months Ended
	Jul. 31, 2024	Jul. 31, 2024
Subsequent Event [Line Items]
Asset acquisition remaining consideration paid percentage		90.00%
Asset acquistion remaining consideration settled	$ 38.7